Document And Entity Information	Apr. 24, 2025
Document Information [Line Items]
Entity, Registrant Name	1 800 FLOWERS COM INC
Document, Type	8-K
Document, Period End Date	Apr. 24, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-26841
Entity, Tax Identification Number	11-3117311
Entity, Address, Address Line One	Two Jericho Plaza, Suite 200
Entity, Address, City or Town	Jericho
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	237-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	FLWS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001084869